UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-1629
                                   ------------


                           AXP DIMENSIONS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    10/31
                         --------------

                         RIVERSOURCE NEW DIMENSIONS FUND

                           A FEEDER FUND INVESTING IN

                             GROWTH TRENDS PORTFOLIO

                       PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Securities

Growth Trends Portfolio

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (93.0%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.8%)
Boeing                                      1,329,119              $85,914,252
Empresa Brasileira de
  Aeronautica ADR                             372,223(c)            14,438,530
General Dynamics                               77,716                9,038,371
Goodrich                                      635,926               22,937,851
Honeywell Intl                              1,248,975               42,714,945
Lockheed Martin                               888,094               53,782,973
Northrop Grumman                              493,603               26,481,801
United Technologies                         2,189,585              112,281,918
Total                                                              367,590,641

Airlines (--%)
Continental Airlines Cl B                     201,100(b)             2,604,245
US Airways Group                               80,000(b)             1,974,400
Total                                                                4,578,645

Automobiles (0.2%)
Ford Motor                                    489,379                4,071,633
General Motors                                258,567                7,084,736
Harley-Davidson                                74,043                3,667,350
Total                                                               14,823,719

Beverages (1.3%)
Coca-Cola                                     380,903               16,295,030
Coca-Cola Enterprises                          55,729                1,053,278
PepsiCo                                     1,924,762              113,714,939
Total                                                              131,063,247

Biotechnology (1.6%)
Amgen                                       1,065,615(b)            80,730,992
Biogen Idec                                   640,258(b)            26,013,683
Genentech                                     327,255(b)            29,649,303
Gilead Sciences                               347,313(b)            16,410,539
Total                                                              152,804,517

Building Products (0.1%)
American Standard
  Companies                                   103,193                3,925,462
Masco                                         273,775                7,802,587
Total                                                               11,728,049

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Capital Markets (3.8%)
Bank of New York                              791,118              $24,754,082
Charles Schwab                              7,490,310              113,852,713
Franklin Resources                            551,082               48,699,116
Investors Financial Services                  583,509               22,278,374
Legg Mason                                    117,837               12,645,088
Lehman Brothers Holdings                      339,339               40,608,698
Merrill Lynch & Co                            331,973               21,491,932
Morgan Stanley                              1,149,337               62,535,426
State Street                                  368,919               20,375,396
Total                                                              367,240,825

Chemicals (0.9%)
Dow Chemical                                1,192,276               54,677,777
Eastman Chemical                              112,401                5,930,277
EI du Pont de
  Nemours & Co                                254,631               10,615,566
Lyondell Chemical                             284,449                7,623,233
Monsanto                                      134,096                8,449,389
RPM Intl                                      166,914                3,107,939
Total                                                               90,404,181

Commercial Banks (4.3%)
Bank of America                             3,888,663              170,090,120
Commerce Bancorp                              667,786               20,347,439
Hibernia Cl A                                 162,804                4,830,395
ICICI Bank ADR                                144,475(c)             3,416,834
PNC Financial
  Services Group                              504,907               30,652,904
US Bancorp                                    876,302(d)            25,921,013
Wachovia                                    1,125,952               56,883,095
Wells Fargo & Co                            1,743,948              104,985,670
Total                                                              417,127,470

Commercial Services & Supplies (0.5%)
Apollo Group Cl A                              41,667(b)             2,625,854
Avery Dennison                                115,271                6,530,102
Cendant                                     2,089,550               36,399,962
Waste Management                              154,367                4,555,370
Total                                                               50,111,288

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Communications Equipment (3.2%)
Alcatel ADR                                   135,263(b,c)          $1,587,988
CIENA                                       2,038,408(b)             4,831,027
Cisco Systems                               2,765,184(b)            48,252,461
Corning                                       662,559(b)            13,310,810
Motorola                                    2,953,226               65,443,488
Nokia ADR                                  10,922,061(c)           183,709,066
Total                                                              317,134,840

Computers & Peripherals (4.1%)
Apple Computer                              1,656,870(b)            95,419,144
Dell                                        2,267,639(b)            72,292,331
EMC                                         4,640,513(b)            64,781,561
Hewlett-Packard                             2,342,746               65,690,598
Intl Business Machines                        835,254               68,390,598
NCR                                         1,011,361(b)            30,563,329
Total                                                              397,137,561

Consumer Finance (0.8%)
Capital One Financial                         459,038               35,047,551
First Marblehead                              491,351(f)            14,539,076
MBNA                                        1,238,286               31,662,973
Total                                                               81,249,600

Containers & Packaging (0.1%)
Temple-Inland                                 351,024               12,928,214

Diversified Financial Services (3.5%)
Citigroup                                   3,476,228              159,141,718
JPMorgan Chase & Co                         2,345,362               85,887,156
SPDR Trust Series 1                           810,500               97,462,625
Total                                                              342,491,499

Diversified Telecommunication Services (7.8%)
ALLTEL                                        458,323               28,351,861
BellSouth                                     920,624               23,954,636
Brasil Telecom
  Participacoes ADR                           304,322(c)            12,662,838
Chunghwa Telecom ADR                          916,404(c)            15,872,117
Citizens Communications                       239,096                2,926,535
France Telecom                                600,823(c)            15,619,686

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 --- RIVERSOURCE NEW DIMENSIONS FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (cont.)
MCI                                         1,669,776              $33,228,542
SBC Communications                          2,786,416               66,456,022
Sprint Nextel                              18,701,989              435,943,365
Tele Norte Leste
  Participacoes ADR                         1,226,782(c)            21,714,041
Telewest Global                             4,341,508(b,c)          99,029,798
Verizon Communications                        437,324               13,780,079
Total                                                              769,539,520

Electric Utilities (1.1%)
Entergy                                       261,218               18,473,337
Exelon                                        678,820               35,319,004
FPL Group                                     121,313                5,223,738
PPL                                           332,091               10,407,732
Southern                                      714,427               24,997,801
TXU                                            60,764                6,121,973
Xcel Energy                                   302,251                5,540,261
Total                                                              106,083,846

Electrical Equipment (0.1%)
Emerson Electric                              109,804                7,636,868

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                              797,320(b,c)           7,407,103

Energy Equipment & Services (1.1%)
Cooper Cameron                                113,682(b)             8,381,774
Halliburton                                   722,558               42,703,177
Nabors Inds                                    42,109(b,c)           2,889,941
Schlumberger                                  291,174               26,429,864
Transocean                                    297,010(b)            17,075,105
Weatherford Intl                              189,441(b)            11,859,007
Total                                                              109,338,868

Food & Staples Retailing (2.5%)
CVS                                           788,044               19,236,154
Rite Aid                                    2,472,042(b)             8,652,147
Safeway                                     5,306,644              123,432,539
Wal-Mart Stores                             2,013,986               95,281,678
Total                                                              246,602,518

Food Products (0.8%)
Campbell Soup                                 216,487                6,299,772
General Mills                                 335,343               16,183,653
Kellogg                                     1,345,773               59,442,793
Total                                                               81,926,218

Gas Utilities (0.1%)
ONEOK                                         298,782                8,586,995

Health Care Equipment & Supplies (2.8%)
Alcon                                          50,741(c)             6,743,479
Baxter Intl                                 1,783,500               68,183,205
Boston Scientific                           1,456,209(b)            36,579,970
Guidant                                       780,923               49,198,149
Hospira                                       319,370(b)            12,726,895
Medtronic                                   1,581,582               89,612,435
St. Jude Medical                              238,823(b)            11,480,222
Total                                                              274,524,355

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (3.1%)
Aetna                                         202,313              $17,916,839
AmerisourceBergen                              89,646                6,837,300
Cardinal Health                             1,002,545               62,669,088
Caremark Rx                                   300,817(b)            15,762,811
CIGNA                                         103,100               11,946,197
HCA                                         1,267,274               61,069,934
HealthSouth                                 1,355,598(b)             5,530,840
Magellan Health Services                      179,303(b)             5,330,678
McKesson                                      113,640                5,162,665
Medco Health Solutions                        490,525(b)            27,714,663
UnitedHealth Group                          1,340,258               77,587,536
Universal Health
  Services Cl B                               144,831                6,827,333
Total                                                              304,355,884

Hotels, Restaurants & Leisure (0.4%)
Carnival Unit                                 138,736                6,891,017
Marriott Intl Cl A                            146,938                8,760,444
McDonald's                                    675,813               21,355,690
Total                                                               37,007,151

Household Durables (0.2%)
Fortune Brands                                 40,514                3,077,849
Harman Intl Inds                               95,606                9,547,215
Sony                                          178,900(c)             5,778,900
Total                                                               18,403,964

Household Products (2.3%)
Colgate-Palmolive                             575,012               30,452,636
Procter & Gamble                            3,495,061              195,688,465
Total                                                              226,141,101

Industrial Conglomerates (2.3%)
General Electric                            4,205,215              142,598,841
Tyco Intl                                   3,139,403(c)            82,848,845
Total                                                              225,447,686

Insurance (3.8%)
ACE                                         1,420,475(c)            74,006,748
AFLAC                                         302,913               14,473,183
American Intl Group                         2,858,140              185,207,471
Aon                                           140,842                4,767,502
Aspen Insurance Holdings                      345,687(c)             8,362,169
Chubb                                         390,270               36,283,402
Endurance
  Specialty Holdings                           98,304(c)             3,259,761
Hartford Financial
  Services Group                              397,107               31,669,283
Max Re Capital                                219,330(c)             5,244,180
State Auto Financial                          112,401                3,702,489
Total                                                              366,976,188

Internet & Catalog Retail (0.2%)
eBay                                          429,818(b)            17,020,793

Internet Software & Services (1.2%)
Google Cl A                                   273,590(b)           101,813,782
Yahoo!                                        349,273(b,f)          12,912,623
Total                                                              114,726,405

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

IT Services (0.6%)
Accenture Cl A                                265,488(c)            $6,984,989
Affiliated Computer
  Services Cl A                               414,566(b,d)          22,432,166
Automatic Data Processing                     225,557               10,524,490
Cognizant Technology
  Solutions Cl A                               53,701(b)             2,361,770
First Data                                     67,450                2,728,353
Fiserv                                             93(b)                 4,062
Infosys Technologies ADR                       13,400(c)               911,200
Ness Technologies                             177,039(b,c)           1,609,285
Paychex                                       137,042                5,311,748
Satyam Computer
  Services ADR                                 58,024(c)             1,983,260
Total                                                               54,851,323

Leisure Equipment & Products (--%)
Mattel                                        156,682                2,311,060

Machinery (0.5%)
Caterpillar                                   367,157               19,308,786
Deere & Co                                     98,894                6,000,888
Illinois Tool Works                           135,402               11,476,674
Ingersoll-Rand Cl A                           145,859(c)             5,512,012
ITT Inds                                       49,682                5,047,691
Total                                                               47,346,051

Media (7.1%)
Clear Channel
  Communications                              467,901               14,233,548
Comcast Cl A                                   14,986(b)               417,060
Comcast Special Cl A                        6,258,450(b)           171,544,114
DreamWorks
  Animation SKG Cl A                          577,629(b)            14,810,408
EchoStar
  Communications Cl A                         197,618                5,309,996
Grupo Televisa ADR                             43,460(c)             3,176,926
Liberty Global                              1,001,069(b)            23,745,357
Liberty Global Cl A                         1,617,142               40,056,607
Liberty Media Cl A                          3,764,940(b)            30,006,572
News Corp Cl A                              2,952,043               42,066,613
NTL                                         2,261,477(b)           138,673,770
Time Warner                                 3,474,520               61,950,692
Viacom Cl B                                 2,021,696               62,611,925
Vivendi Universal ADR                       2,512,669(c)            78,948,060
Walt Disney                                   711,154 (d)           17,330,823
Total                                                              704,882,471

Metals & Mining (0.7%)
Agnico-Eagle Mines                            131,136(c)             1,791,318
Alcan                                         228,158(c)             7,230,327
Alcoa                                         367,589                8,928,737
Coeur d'Alene Mines                         3,053,053(b)            11,510,010
Glamis Gold                                   156,899(b,c)           3,329,397
Kinross Gold                                  359,576(b,c)           2,509,840
Newmont Mining                                596,956               25,430,325
PAN American Silver                           265,995(b,c)           4,226,661
Stillwater Mining                             155,129(b)             1,566,803
Total                                                               66,523,418

See accompanying notes to investments in securities.

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2 --- RIVERSOURCE NEW DIMENSIONS FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Multi-Utilities & Unregulated Power (0.4%)
Dominion Resources                            396,310              $30,151,265
Duke Energy                                   244,248                6,467,687
Total                                                               36,618,952

Multiline Retail (0.8%)
Dollar General                                 94,628                1,839,568
Federated Dept Stores                          98,595                6,050,775
JC Penney                                     651,308               33,346,971
Kohl's                                        242,334(b)            11,663,535
Target                                        513,138               28,576,655
Total                                                               81,477,504

Office Electronics (0.1%)
Xerox                                         567,725(b)             7,704,028

Oil & Gas (6.8%)
Amerada Hess                                   23,747                2,970,750
Anadarko Petroleum                            605,737               54,946,403
Apache                                         87,526                5,586,785
BP ADR                                        432,138(c)            28,693,963
Burlington Resources                          245,689               17,743,660
Chevron                                     1,756,206              100,226,676
ConocoPhillips                              1,819,532              118,961,002
Devon Energy                                  461,411               27,859,996
Exxon Mobil                                 4,101,033              230,231,994
Marathon Oil                                  177,592               10,683,935
Newfield Exploration                          227,525(b)            10,313,708
Occidental Petroleum                          104,345                8,230,734
Royal Dutch Shell ADR Cl A                    133,082(c)             8,256,407
Ultra Petroleum                               233,125(b)            12,236,731
Valero Energy                                 236,093               24,846,427
Total                                                              661,789,171

Paper & Forest Products (0.3%)
Bowater                                       177,598                4,706,347
Georgia-Pacific                               186,306                6,060,534
Intl Paper                                    271,946                7,935,384
Weyerhaeuser                                  149,058                9,441,334
Total                                                               28,143,599

Personal Products (0.1%)
Estee Lauder
   Companies Cl A                             166,497                5,522,705

Pharmaceuticals (6.0%)
Abbott Laboratories                           835,774               35,980,071
AstraZeneca                                   128,582(c)             5,751,833
Bristol-Myers Squibb                          792,004               16,766,725
Eli Lilly & Co                                328,629               16,362,438
Endo Pharmaceuticals
  Holdings                                    183,417(b)             4,937,586
GlaxoSmithKline ADR                           274,511(c)            14,271,827
Johnson & Johnson                           1,555,053               97,377,419
Merck & Co                                    477,327               13,470,168
Novartis ADR                                1,071,828(c)            57,685,783
Pfizer                                      7,229,535              157,170,090
Roche Holding                                 447,645(c)            66,887,670
Schering-Plough                             2,353,531               47,870,821
Sepracor                                       89,073(b)             5,010,356
Wyeth                                       1,158,275               51,612,734
Total                                                              591,155,521

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Real Estate (--%)
Apartment Investment &
  Management Cl A                             102,171               $3,923,366

Real Estate Investment Trust (0.1%)
Equity Office
  Properties Trust                            320,957                9,885,476
HomeBanc                                       21,000                  151,200
Total                                                               10,036,676

Road & Rail (0.1%)
Norfolk Southern                              146,012                5,869,682

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices                                245,731                8,546,524
Applied Materials                             393,912                6,452,279
ATI Technologies                              429,668(b,c)           6,208,703
Broadcom Cl A                                 302,906(b)            12,861,389
Credence Systems                              169,269(b)             1,303,371
Cypress Semiconductor                         463,034(b)             6,297,262
Freescale
  Semiconductor Cl A                        1,626,729(b)            38,537,210
Freescale
  Semiconductor Cl B                          628,172(b)            15,000,747
Intel                                       3,731,119               87,681,297
Linear Technology                             211,440                7,021,922
MEMC Electronic Materials                   1,375,251(b)            24,672,003
Texas Instruments                           1,125,148               32,122,975
Total                                                              246,705,682

Software (2.8%)
Adobe Systems                                 735,389               23,716,295
Cadence Design Systems                        724,426(b)            11,576,327
Check Point Software
  Technologies                                 74,068(b,c)           1,656,160
Compuware                                     964,262(b)             7,800,880
Electronic Arts                                44,026(b)             2,504,199
Macromedia                                    233,122(b)            10,238,718
Mercury Interactive                           605,794(b)            21,075,573
Microsoft                                   3,971,553              102,068,913
Oracle                                      4,817,912(b)            61,091,124
SAP ADR                                       346,729(c)            14,888,543
Siebel Systems                                355,173                3,676,041
Symantec                                      343,802(b)             8,199,678
TIBCO Software                                208,883(b)             1,585,422
Total                                                              270,077,873

Specialty Retail (1.4%)
Advance Auto Parts                          2,003,788(b)            75,142,049
AutoZone                                       16,959(b)             1,371,983
Bed Bath & Beyond                              83,459(b)             3,381,759
Circuit City Stores                            71,549                1,272,857
Gap                                           225,941                3,904,260
Home Depot                                    840,592               34,497,896
Lowe's Companies                              199,450               12,120,577
Staples                                       192,633                4,378,548
Tiffany & Co                                   58,519                2,305,649
Total                                                              138,375,578

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Textiles, Apparel & Luxury Goods (0.1%)
Nike Cl B                                      59,245               $4,979,542

Thrifts & Mortgage Finance (2.0%)
Countrywide Financial                       2,244,870               71,319,520
Fannie Mae                                  1,437,587               68,314,134
Freddie Mac                                   739,331               45,357,957
Washington Mutual                             144,244                5,712,062
Total                                                              190,703,673

Tobacco (1.5%)
Altria Group                                1,969,707              147,826,510

Wireless Telecommunication Services (1.0%)
KT Freetel                                     64,600(c)             1,390,716
LG Telecom                                    321,200(b,c)           1,589,793
NeuStar Cl A                                1,007,004(b)            30,814,323
O2                                          5,116,669(c)            18,637,955
Orascom Telecom GDR                           523,520(c)            25,678,656
Partner
  Communications ADR                          171,929(c)             1,399,502
Telesp Celular
  Participacoes ADR                           688,833(c)             2,514,240
Turkcell Iletisim
  Hizmetleri ADR                              261,232(c)             3,443,038
Vodafone Group ADR                            623,237(c)            16,366,204
Total                                                              101,834,427

Total Common Stocks
(Cost: $8,960,067,761)                                          $9,088,798,571

Short-Term Securities (4.0%)(g)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper
Abbey Natl North America LLC
  11-01-05                3.90%           $50,000,000              $49,994,583
  11-02-05                3.93             50,000,000               49,989,084
  11-04-05                3.93             50,000,000               49,978,167
Alpine Securitization
  11-07-05                3.94             31,200,000(e)            31,176,097
BNP Paribas Finance
  11-01-05                4.03             11,900,000               11,898,668
CRC Funding LLC
  11-01-05                4.04             28,800,000(e)            28,796,768
Park Granada LLC
  11-03-05                3.84             35,000,000(e)            34,988,800
  11-10-05                4.05             45,000,000(e)            44,949,375
  11-14-05                4.06             50,000,000(e)            49,921,250
Thames Asset Global Securitization
  11-14-05                3.91             35,000,000(e)            34,946,916

Total Short-Term Securities
(Cost: $386,682,233)                                              $386,639,708

Total Investments in Securities
(Cost: $9,346,749,994)(h)                                       $9,475,438,279

See accompanying notes to investments in securities.

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3 --- RIVERSOURCE NEW DIMENSIONS FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 9.8% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts
      Purchase contracts
      S&P 500 Index, Dec. 2005                                             970

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $224,779,206 or 2.3% of net assets.

(f)   At Oct. 31, 2005, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in short-term securities and represents 0.2% of net assets. 3.8% of net assets is the Portfolio's cash equivalent position.

(h) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $9,346,750,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 356,216,000
      Unrealized depreciation                                     (227,528,000)
                                                                  ------------
      Net unrealized appreciation                                $ 128,688,000
                                                                 -------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4 --- RIVERSOURCE NEW DIMENSIONS FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6440-80 D (12/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP DIMENSIONS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 23, 2005